MORTGAGE-BACKED SECURITIES AVAILABLE FOR SALE - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Mortgage Backed Securities Available For Sale [Abstract]
Sale of Mortgage backed Securities, Available for sale